Finance income and expense	12 Months Ended
Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Finance income and expense	15. Finance income and expense Finance income mainly relates to foreign exchange gains and interests on bank deposits. Finance expense mainly relates to foreign exchange losses and interest expense.